ADVANCE TO SUPPLIERS	12 Months Ended
Dec. 31, 2023
ADVANCE TO SUPPLIERS
ADVANCE TO SUPPLIERS

NOTE 6 — ADVANCE TO SUPPLIERS

In connection with the technological consulting services provided to Chinese universities / colleges for the “smart campus” projects, the Company made advance payment to suppliers for purchase of electronic sensors, smartboards, projectors, LED display panels, high definition classroom audio and sound system and other lab-based equipment. The balances of advance to suppliers were $3.5 million and nil as of December 31, 2023 and 2022, respectively. There was no allowance recorded as the Company considers all of the advances fully realizable.